Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	139 Months Ended	227 Months Ended	339 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
New Blended Benchmark (50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.74%	7.53%	7.62%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Former Blended Benchmark (consisting of 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index and the MSCI Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.02%	7.77%	7.81%
New Blended Benchmark (60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE + Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.07%	4.49%	5.21%
Former Blended Benchmark (consisting of 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High- Yield Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.60%	4.33%	4.96%
Class Inst
Prospectus [Line Items]
Average Annual Return, Percent		8.06%	3.93%	4.47%
Performance Inception Date							Oct. 15, 1996
Class R
Prospectus [Line Items]
Average Annual Return, Percent		7.56%	3.43%	3.96%
Performance Inception Date						Jan. 23, 2006
Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.52%	5.47%	6.31%
Performance Inception Date							Oct. 15, 1996
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.71%	3.39%	4.25%
Performance Inception Date							Oct. 15, 1996
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.75%	3.84%	4.46%
Performance Inception Date							Oct. 15, 1996
Class C
Prospectus [Line Items]
Average Annual Return, Percent		11.12%	5.94%	6.14%
Performance Inception Date							Oct. 15, 1996
Class Inst
Prospectus [Line Items]
Average Annual Return, Percent		13.32%	7.00%	7.21%
Performance Inception Date							Oct. 15, 1996
Class Inst3
Prospectus [Line Items]
Average Annual Return, Percent		13.33%	7.09%	7.31%
Performance Inception Date					Jun. 13, 2013
Class R
Prospectus [Line Items]
Average Annual Return, Percent		12.73%	6.46%	6.68%
Performance Inception Date						Jan. 23, 2006
Class S
Prospectus [Line Items]
Average Annual Return, Percent		13.07%	6.74%	6.95%
Performance Inception Date	Oct. 02, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.62%	2.47%	3.60%
Performance Inception Date							Oct. 15, 1996
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.52%	0.81%	2.03%
Performance Inception Date							Oct. 15, 1996
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	1.47%	2.35%
Performance Inception Date							Oct. 15, 1996
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.96%	2.89%	3.43%
Performance Inception Date							Oct. 15, 1996